Financial instruments - Summary of Balances of the Non-Marketable Instruments Measured at Fair Value Through Other Comprehensive Income by Major Sector Categories (Detail) - Non Marketable Equity Instruments [Member] - JPY (¥)
¥ in Millions
		Mar. 31, 2026	Mar. 31, 2025
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Non-marketable instruments measured at fair value through other comprehensive income		¥ 318,952	¥ 302,488
Entertainment Sector [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Non-marketable instruments measured at fair value through other comprehensive income	[1]	171,267	181,000
Manufacturing Sector [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Non-marketable instruments measured at fair value through other comprehensive income	[2]	114,305	91,099
Information Technology Communication and Service Sector [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Non-marketable instruments measured at fair value through other comprehensive income	[3]	¥ 29,810	¥ 27,987

[1]	Major investments included Epic Games, Inc.
[2]	Major investments included Japan Advanced Semiconductor Manufacturing, Inc. and Nichia Corporation as of March 31, 2025. Major investments included Japan Advanced Semiconductor Manufacturing, Inc., Rapidus Corporation and Nichia Corporation as of March 31, 2026.
[3]	Major investments included Semiconductor Energy Laboratory Co., Ltd.